Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 09, 2011
Related Party Transaction [Line Items]
Letter of credit, maximum borrowing capacity	$ 80,000,000
Revolving loan maturity date	Oct. 01, 2019
Guarantee deposits	2,292,000	16,100,000
Credit Suisse [Member]
Related Party Transaction [Line Items]
Letter of credit, maximum borrowing capacity	65,000,000
Ownership percentage	49.00%
Axis Business [Member]
Related Party Transaction [Line Items]
Revolving loan, related parties	7,000,000		12,000,000
Debt instrument, basis spread on variable rate			6.00%
Revolving loan maturity date	Nov. 07, 2016
Guarantee deposits	2,292,000	16,100,000
Other receivables, related party	73,664,000	5,538,000
Accounts payable, related party	5,514,000	15,311,000
Lacoop, A.C. And Lacoop II, S. C. [Member]
Related Party Transaction [Line Items]
Notes receivable, related party	5,123,000
Other receivables, related party	2,763,000
Accounts payable, related party	$ 2,689,000